Property and equipment, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property and equipment, net (Details) [Line Items]
Depreciation expenses	$ 196,000	$ 295,000
Property, plant and equipment with a total cost	4,503,000		$ 10,213,000
Accumulated depreciation	2,375,000		3,170,000
Net book value	2,128,000		$ 7,043,000
Loss on disposal	(2,805,000)	$ 0
Property, Plant and Equipment [Member]
Property and equipment, net (Details) [Line Items]
Property, plant and equipment with a total cost	5,964,918
Accumulated depreciation	1,082,376
Net book value	4,882,542
Net cash proceeds from disposals	2,077,945
Loss on disposal	$ 2,804,597